Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
SK m&service Co., Ltd [member] | PS Marketing Corporation [Member]
Considerations paid:
Cash and cash equivalents	₩ 72,859
Assets and liabilities acquired:
Cash and cash equivalents	10,547
Accounts receivable — trade and other, net	76,035
Inventories, net	3,349
Property and equipment, net	27,138
Other assets	10,394
Intangible assets, net	12,462
Accounts payable — trade and other	(53,894)
Defined benefit liabilities	(2,739)
Provisions	(991)
Other liabilities	(18,337)
Lease liabilities	(6,503)
Income tax payable	(399)
Assets and liabilities acquired	59,578
Goodwill	2,516
Deduction of capital surplus and others (I — II)	₩ 13,281
Studio Dolphin Co Ltd [Member] | DREAMUS COMPANY [member]
Considerations paid:
Cash and cash equivalents		₩ 1,500
Assets and liabilities acquired:
Cash and cash equivalents		20
Accounts receivable — trade and other, net		31
Other assets		7
Short-term borrowings		(2)
Accounts payable — trade and other		(4)
Other liabilities		(17)
Assets and liabilities acquired		35
Goodwill		1,465
YLP Inc [Member] | T map Mobility Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		55,598
Fair value of shares		23,402
Assets and liabilities acquired:
Cash and cash equivalents		1,897
Financial instruments		4,000
Accounts receivable — trade and other, net		4,480
Property and equipment, net		431
Other assets		325
Intangible assets, net		3,595
Accounts payable — trade and other		(3,542)
Borrowings		(1,000)
Other liabilities		(48)
Lease liabilities		(327)
Deferred tax liabilities		(327)
Assets and liabilities acquired		9,484
Goodwill		69,516
Rokmedia Co., Ltd [member] | One Store Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		40,000
Assets and liabilities acquired:
Cash and cash equivalents		719
Financial instruments		2,170
Accounts receivable — trade and other, net		1,374
Inventories, net		933
Property and equipment, net		792
Other assets		3,212
Short-term borrowings		30
Intangible assets, net		2,677
Accounts payable — trade and other		(1,885)
Borrowings		(1,485)
Provisions		(385)
Other liabilities		(111)
Lease liabilities		(56)
Contract liabilities		(1,401)
Income tax payable		(90)
Deferred tax liabilities		(135)
Assets and liabilities acquired		6,359
Goodwill		33,641
GOOD SERVICE Co., Ltd [member] | T map Mobility Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		10,000
Assets and liabilities acquired:
Cash and cash equivalents		1,328
Financial instruments		116
Accounts receivable — trade and other, net		1,881
Property and equipment, net		116
Intangible assets, net		3,492
Accounts payable — trade and other		(883)
Other liabilities		(85)
Lease liabilities		(113)
Deferred tax liabilities		(696)
Assets and liabilities acquired		5,156
Goodwill		₩ 4,844